1875 K Street N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

VIA EDGAR

July 9, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	iShares Trust (the “Trust”)
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed reorganization of iShares LifePath Target Date 2025 ETF (the “Target Fund”), with and into iShares LifePath Retirement ETF (the “Acquiring Fund”), each a series of the Trust (the “Reorganization”). Shareholders of the Target Fund are not required to approve the Reorganization, which is expected to occur in the fourth quarter of 2024.

Any questions or comments on the Registration Statement should be directed to the undersigned at (202) 303-1285.

Very truly yours,

/s/ Anne C. Choe

Anne C. Choe

Cc:	Marisa Rolland

George Rafal

DeCarlo McLaren

Toree Ho

Luis Mora

Michael Gung

Benjamin J. Haskin

Michelle Tekin